Supplement Dated August 16, 2023
to the Updating Summary Prospectus and Prospectus dated May 1, 2023 for the Executive Benefit VUL and Executive Benefit VUL II policies issued by
Empower Annuity Insurance Company of America
COLI VUL-2 Series Account

Supplement Dated August 16, 2023
to the Updating Summary Prospectus and Prospectus dated May 1, 2023 for the Executive Benefit VUL II policies issued by
Empower Life & Annuity Insurance Company of New York
COLI VUL-2 Series Account

This Supplement amends certain information in your variable universal life insurance policy prospectus. Please read this Supplement carefully and keep it with your prospectus for future reference. You may obtain a current prospectus by visiting http://www.protective.com/productprospectus or by calling 1-888-353-2654.

In the "FUND APPENDIX: FUNDS AVAILABLE UNDER THE POLICY" section of the Updating Summary Prospectus and Prospectus, the following fund information is removed and replaced by the following:

Asset Allocation	Portfolio Company — Investment Adviser;	Current	Average Annual Total Returns (as of 12/31/2022)
Type	Sub-Adviser(s), as applicable	Expenses	1 Year	5 Years	10 Years
Allocation	BlackRock Global Allocation V.I. Fund — Class I — BlackRock (Singapore) Limited(1)	0.77%	-15.86%	3.50%	5.06%

If you have any questions regarding this Supplement, please contact your investment professional or us toll free at 1-888-353-2654. Please keep this Supplement for future reference.